INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of differences between the PRC statutory income tax rate and the Group's effective income tax rate

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2.5)
Income (loss) before income tax	483,146	(2,334,695)	(2,506,620)	(363,425)
Income tax computed at respective applicable tax rate	66,044	(410,899)	(442,343)	(64,134)
Non-deductible expenses	72,256	68,400	38,570	5,592
Research and development expenses plus deduction	(60,776)	(50,530)	(74,415)	(10,789)
True up of withholding tax expenses	—	(3,154)	—	—
Changes in valuation allowance	(65,293)	393,029	478,885	69,432
	12,231	(3,154)	697	101
Effect of tax holidays entitled by the PRC subsidiaries on basic income (loss) per share	0.34	(0.84)	(0.65)	(0.09)

Schedule of the deferred tax assets and liabilities

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2.5)
Deferred tax assets:
Net operating loss carryforward	380,695	792,602	114,916
Depreciation and amortization of property, equipment, software and intangible asset, net	41,020	39,189	5,682
Share-based compensation expenses	59,296	127,950	18,551
Accrual expense	30,172	30,210	4,380
Less: valuation allowance	(493,233)	(972,118)	(140,944)
Total deferred tax assets	17,950	17,833	2,585

Deferred tax liabilities:
Acquired intangible assets	17,950	17,833	2,585
Total deferred tax liabilities	17,950	17,833	2,585

Deferred tax assets, net	—	—	—

Schedule of movement of the valuation allowance

	Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2.5)
Balance as of January 1	(165,497)	(100,204)	(493,233)	(71,512)
Additions	(36,061)	(393,029)	(478,885)	(69,432)
Utilization and reversal of valuation allowances	89,154	—	—	—
Decrease due to the change of tax rate	12,200	—	—	—
Balance as of December 31	(100,204)	(493,233)	(972,118)	(140,944)